CONTRACT LIABILITIES (Tables)	12 Months Ended
Apr. 30, 2026
Other Liabilities Disclosure [Abstract]
SCHEDULE OF CONTRACT LIABILITIES

As of April 30, 2026, 2025 and 2024, contract liabilities consist of the following:

	2026	2025	2024
Balance at beginning of year	$13,743	$104,410	$-
Additions	-	13,743	104,410
Recognized as revenue during the year	$(13,743)	$(104,410)	$-
Balance at end of year	-	$13,743	$104,410